Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Operating Lease Obligations

OG&E has operating lease obligations expiring at various dates, primarily for railcar leases and wind farm land leases. Future minimum payments for noncancellable operating leases are as follows:

Year Ended December 31 (In millions)	2018	2019	2020	2021	2022	After 2022	Total
Operating lease obligations:
Railcars	$1.7	$20.9	$—	$—	$—	$—	$22.6
Wind farm land leases	2.5	2.5	2.9	2.9	2.9	40.6	54.3
Total operating lease obligations	$4.2	$23.4	$2.9	$2.9	$2.9	$40.6	$76.9

Unrecorded Unconditional Purchase Obligations Disclosure [Table Text Block]
Other Purchase Obligations and Commitments

OG&E's other future purchase obligations and commitments estimated for the next five years are as follows:

(In millions)	2018	2019	2020	2021	2022	Total
Other purchase obligations and commitments:
Cogeneration capacity and fixed operation and maintenance payments	$72.8	$65.3	$53.2	$49.5	$45.4	$286.2
Expected cogeneration energy payments	35.7	35.6	35.9	37.1	38.3	182.6
Minimum fuel purchase commitments	139.8	36.2	24.6	24.6	24.6	249.8
Expected wind purchase commitments	58.7	56.5	56.9	57.3	57.8	287.2
Long-term service agreement commitments	7.9	41.9	2.4	2.4	2.4	57.0
Mustang Modernization expenditures	24.9	—	—	—	—	24.9
Environmental compliance plan expenditures	63.0	8.9	0.2	—	—	72.1
Total other purchase obligations and commitments	$402.8	$244.4	$173.2	$170.9	$168.5	$1,159.8

Schedule of Wind Power Purchases [Table Text Block]
OG&E owns the 120 MW Centennial, 101 MW OU Spirit and 228 MW Crossroads wind farms. OG&E's current wind power portfolio also includes purchase power contracts with the following:

Company	Location	Term of Contract	Expiration of Contract	MWs
CPV Keenan	Woodward County, OK	20 years	2030	152.0
Edison Mission Energy	Dewey County, OK	20 years	2031	130.0
NextEra Energy	Blackwell, OK	20 years	2032	60.0
FPL Energy	Woodward, OK	15 years	2018	50.0

The following table summarizes OG&E's wind power purchases for the years ended December 31, 2017, 2016 and 2015.

Year Ended December 31 (In millions)	2017	2016	2015
CPV Keenan	$29.0	$29.2	$26.7
Edison Mission Energy	22.1	21.1	19.7
NextEra Energy	7.4	7.3	7.0
FPL Energy	2.6	3.4	3.2
Total wind power purchased	$61.1	$61.0	$56.6